Related Party Transactions (Details) - Schedule of Payroll Advances	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Payroll Advances [Abstract]
Balance
Advances during 2023	316,198
Repayment	(125,000)
Balance	$ 191,198